Financial Instruments - Schedule of Balances of Other Financial Liabilities Such as Suppliers and Accounts Payable Have No Financial Cost and their Payment Period Ranges (Details) - Less Than 3 Months [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Balances of Other Financial Liabilities Such as Suppliers and Accounts Payable Have No Financial Cost and their Payment Period Ranges [Line Items]
Carrying Amount of Assets
Carrying Amount of Liabilities	$ 1,792
Line Item in the Statement of Financial Position Where the Hedging Instrument is Included	Hedging derivative financial instruments
Change in Value Used for Calculating Hedge Ineffectiveness	$ 1,792